Income Taxes (Details) - Schedule of the changes in the total valuation allowance - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of the Changes in the Total Valuation Allowance [Abstract]
Balance at beginning	$ 914,171	$ 636,462
Additions during the year	993,315	277,709
Balance at ending	$ 1,907,486	$ 914,171